FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of the Group's assets that were measured at fair value on a recurring basis

As of December 31, 2022 and 2023, information about inputs for the fair value measurements of the Group’s assets that were measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2023
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,634,959	353,525	3,435,440	6,423,924
Bonds	418,077,123	—	—	418,077,123
Stock	3,014,507	—	—	3,014,507
Others	644,000	—	—	644,000
Cash and cash equivalents
Funds	6,428,256	—	—	6,428,256
Long‑term available-for-sale securities	—	—	4,066,490	4,066,490
Total	430,798,845	353,525	7,501,930	438,654,300

	As of December 31, 2022
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,140,551	—	2,861,868	5,002,419
Bonds	152,699,420	—	—	152,699,420
Stock	4,833,345	—	—	4,833,345
Long‑term available-for-sale securities	—	—	4,516,815	4,516,815
Total	159,673,316	—	7,378,683	167,051,999

Schedule of movements of Level 3 fair value measurements

The movements of Level 3 fair value measurements for the years ended December 31, 2022 and 2023 are as follows:

US$
As of January 1, 2022	7,814,755
Additions during the year	1,000,000
Net unrealized loss	(967,157)
Impairment loss	(472,605)
Foreign currency translation adjustment	3,690
As of December 31, 2022	7,378,683
Additions during the year	1,000,000
Net unrealized loss	(876,753)
As of December 31, 2023	7,501,930